Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Norbord Inc.
Entity Central Index Key	0000877365
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false
Amendment Description
Entity Common Stock, Shares Outstanding	86,661,841
Entity Current Reporting Status	Yes